PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

15. PROPERTY, PLANT AND EQUIPMENT

	Oil and Gas	Plant and
($ millions)	Properties	Equipment	Total
Cost
At December 31, 2019	40 596	84 568	125 164
Additions	820	2 994	3 814
Transfers from exploration and evaluation	170	-	170
Changes in decommissioning and restoration	1 078	3	1 081
Disposals and derecognition	(9)	(2 528)	(2 537)
Foreign exchange adjustments	54	(88)	(34)
At December 31, 2020	42 709	84 949	127 658
Additions	755	3 901	4 656
Transfers from exploration and evaluation	-	-	-
Changes in decommissioning and restoration	(1 127)	(5)	(1 132)
Disposals and derecognition	(1 902)	(2 652)	(4 554)
Foreign exchange adjustments	(118)	49	(69)
At December 31, 2021	40 317	86 242	126 559

Accumulated provision
At December 31, 2019	(22 389)	(30 135)	(52 524)
Depreciation, depletion, amortization and impairment	(3 039)	(6 166)	(9 205)
Disposals and derecognition	-	2 205	2 205
Foreign exchange adjustments	(45)	41	(4)
At December 31, 2020	(25 473)	(34 055)	(59 528)
Depreciation, depletion, amortization and impairment	(1 216)	(4 465)	(5 681)
Disposals and derecognition	1 676	2 452	4 128
Foreign exchange adjustments	70	(2)	68
At December 31, 2021	(24 943)	(36 070)	(61 013)

Net property, plant and equipment
December 31, 2020	17 236	50 894	68 130
December 31, 2021	15 374	50 172	65 546

	December 31, 2021			December 31, 2020

		Accumulated	Net Book		Accumulated	Net Book
($ millions)	Cost	Provision	Value	Cost	Provision	Value
Oil Sands	87 849	(37 971)	49 878	86 999	(35 059)	51 940
Exploration and Production	21 495	(15 999)	5 496	23 640	(17 424)	6 216
Refining and Marketing	15 989	(6 596)	9 393	15 757	(6 547)	9 210
Corporate and Eliminations	1 226	(447)	779	1 262	(498)	764
	126 559	(61 013)	65 546	127 658	(59 528)	68 130

At December 31, 2021, the balance of assets under construction and not subject to depreciation or depletion was $4.6 billion (December 31, 2020 – $5.0 billion).